Shareholder Report, Holdings (Details)	Feb. 28, 2025
Fidelity Series Investment Grade Securitized Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Series Investment Grade Securitized Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Series Investment Grade Securitized Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Series Investment Grade Securitized Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Series Investment Grade Securitized Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Series Investment Grade Securitized Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Investment Grade Securitized Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Investment Grade Securitized Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Investment Grade Securitized Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Investment Grade Securitized Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Investment Grade Securitized Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	94.50%
Fidelity Series Investment Grade Securitized Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Series Investment Grade Securitized Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Investment Grade Securitized Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Investment Grade Securitized Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Investment Grade Securitized Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Series Investment Grade Securitized Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Series Investment Grade Securitized Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Investment Grade Securitized Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Fidelity Series Investment Grade Securitized Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Series Investment Grade Securitized Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Series Investment Grade Securitized Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Investment Grade Securitized Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Limited Term Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Limited Term Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Limited Term Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Limited Term Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Limited Term Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Limited Term Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Limited Term Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Limited Term Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Limited Term Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Limited Term Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Limited Term Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Limited Term Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Limited Term Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Limited Term Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity Limited Term Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Limited Term Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Limited Term Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Limited Term Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Limited Term Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Limited Term Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Limited Term Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Limited Term Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Fidelity Limited Term Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Limited Term Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Limited Term Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Limited Term Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Limited Term Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Limited Term Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Limited Term Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Limited Term Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Limited Term Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Limited Term Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Limited Term Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Limited Term Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Limited Term Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Limited Term Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	67.40%
Fidelity Limited Term Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Limited Term Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Limited Term Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Limited Term Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Limited Term Bond Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Limited Term Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Limited Term Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Fidelity Advisor Limited Term Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Limited Term Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Limited Term Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Limited Term Bond Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Limited Term Bond Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Limited Term Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Limited Term Bond Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Limited Term Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	67.40%
Fidelity Advisor Limited Term Bond Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mortgage Securities Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Fidelity Advisor Mortgage Securities Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Mortgage Securities Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Mortgage Securities Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Mortgage Securities Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Mortgage Securities Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Mortgage Securities Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mortgage Securities Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mortgage Securities Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mortgage Securities Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	100.70%
Fidelity Advisor Mortgage Securities Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Mortgage Securities Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Mortgage Securities Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Mortgage Securities Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Mortgage Securities Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Mortgage Securities Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mortgage Securities Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class C | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mortgage Securities Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Fidelity Advisor Mortgage Securities Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Mortgage Securities Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Mortgage Securities Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Mortgage Securities Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Mortgage Securities Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Mortgage Securities Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mortgage Securities Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mortgage Securities Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mortgage Securities Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	100.70%
Fidelity Advisor Mortgage Securities Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Mortgage Securities Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Mortgage Securities Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Mortgage Securities Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Mortgage Securities Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Mortgage Securities Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mortgage Securities Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class M | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mortgage Securities Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Fidelity Advisor Mortgage Securities Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Mortgage Securities Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Mortgage Securities Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Mortgage Securities Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Mortgage Securities Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Mortgage Securities Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mortgage Securities Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mortgage Securities Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mortgage Securities Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	100.70%
Fidelity Advisor Mortgage Securities Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Mortgage Securities Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Mortgage Securities Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Mortgage Securities Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Mortgage Securities Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Mortgage Securities Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mortgage Securities Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class I | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Limited Term Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Limited Term Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Limited Term Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Limited Term Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Limited Term Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Limited Term Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Limited Term Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity Advisor Limited Term Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Advisor Limited Term Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Limited Term Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Limited Term Bond Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Limited Term Bond Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Limited Term Bond Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Limited Term Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Fidelity Advisor Limited Term Bond Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Limited Term Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Limited Term Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Limited Term Bond Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Limited Term Bond Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Limited Term Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Limited Term Bond Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Limited Term Bond Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Limited Term Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Limited Term Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Limited Term Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	67.40%
Fidelity Advisor Limited Term Bond Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Limited Term Bond Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Limited Term Bond Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	100.70%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Mortgage Securities Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Mortgage Securities Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Mortgage Securities Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Mortgage Securities Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mortgage Securities Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class Z | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Limited Term Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Limited Term Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Limited Term Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Limited Term Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Limited Term Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Limited Term Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Limited Term Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity Advisor Limited Term Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Advisor Limited Term Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Limited Term Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Limited Term Bond Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Limited Term Bond Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Limited Term Bond Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Limited Term Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Fidelity Advisor Limited Term Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Limited Term Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Limited Term Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Limited Term Bond Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Limited Term Bond Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Limited Term Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Limited Term Bond Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Limited Term Bond Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Limited Term Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Limited Term Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Limited Term Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	67.40%
Fidelity Advisor Limited Term Bond Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Limited Term Bond Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Limited Term Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Limited Term Securitized Completion Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Limited Term Securitized Completion Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Limited Term Securitized Completion Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Limited Term Securitized Completion Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Limited Term Securitized Completion Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Limited Term Securitized Completion Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Limited Term Securitized Completion Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Limited Term Securitized Completion Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Limited Term Securitized Completion Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Limited Term Securitized Completion Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Limited Term Securitized Completion Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Limited Term Securitized Completion Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	72.40%
Fidelity Limited Term Securitized Completion Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Limited Term Securitized Completion Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Limited Term Securitized Completion Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Limited Term Securitized Completion Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Limited Term Securitized Completion Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Limited Term Securitized Completion Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Limited Term Securitized Completion Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Fidelity Limited Term Securitized Completion Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Fidelity Limited Term Securitized Completion Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Limited Term Securitized Completion Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Mortgage Securities Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Fidelity Advisor Mortgage Securities Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Mortgage Securities Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Mortgage Securities Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Mortgage Securities Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Mortgage Securities Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Mortgage Securities Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mortgage Securities Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mortgage Securities Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mortgage Securities Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	100.70%
Fidelity Advisor Mortgage Securities Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Mortgage Securities Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Mortgage Securities Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Mortgage Securities Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Advisor Mortgage Securities Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Mortgage Securities Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Mortgage Securities Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class A | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Limited Term Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Limited Term Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Limited Term Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Limited Term Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Limited Term Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Limited Term Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Limited Term Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity Advisor Limited Term Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Advisor Limited Term Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Limited Term Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Limited Term Bond Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Limited Term Bond Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Limited Term Bond Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Limited Term Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Fidelity Advisor Limited Term Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Limited Term Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Limited Term Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Limited Term Bond Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Limited Term Bond Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Limited Term Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Limited Term Bond Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Limited Term Bond Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Limited Term Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Limited Term Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Limited Term Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	67.40%
Fidelity Advisor Limited Term Bond Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Limited Term Bond Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Limited Term Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Limited Term Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Limited Term Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Limited Term Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Limited Term Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Limited Term Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Limited Term Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Limited Term Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity Advisor Limited Term Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Advisor Limited Term Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Limited Term Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Limited Term Bond Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Limited Term Bond Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Limited Term Bond Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Limited Term Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Fidelity Advisor Limited Term Bond Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Limited Term Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Limited Term Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Limited Term Bond Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Limited Term Bond Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Limited Term Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Limited Term Bond Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Limited Term Bond Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Limited Term Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Limited Term Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Limited Term Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	67.40%
Fidelity Advisor Limited Term Bond Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Limited Term Bond Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Limited Term Bond Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Mortgage Securities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Fidelity Mortgage Securities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Mortgage Securities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Mortgage Securities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Mortgage Securities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Mortgage Securities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Mortgage Securities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Mortgage Securities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Mortgage Securities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Mortgage Securities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mortgage Securities Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	100.70%
Fidelity Mortgage Securities Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Mortgage Securities Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mortgage Securities Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mortgage Securities Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mortgage Securities Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Mortgage Securities Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Mortgage Securities Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mortgage Securities Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Mortgage Securities Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Mortgage Securities Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Mortgage Securities Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Mortgage Securities Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%